INTANGIBLE ASSETS - Pacsquare Purchase Agreement (Details)	3 Months Ended			6 Months Ended	12 Months Ended
	Sep. 30, 2025 USD ($) $ / shares shares	Sep. 30, 2024 USD ($)	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2025 USD ($) installment $ / shares shares	Mar. 31, 2025 USD ($)	Dec. 31, 2024 $ / shares	Jun. 29, 2024 shares	Jun. 30, 2023 $ / shares
INTANGIBLE ASSETS
Common stock, shares issued | shares	126,819,145		207,585	207,585	40,165,603			12,455,157
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001		$ 0.0001
Amortization of intangibles	$ 355,795	$ 307,191	$ 337,911	$ 791,375	$ 1,362,446
Pacsquare assets - Proprietary Software
INTANGIBLE ASSETS
Total carrying value	$ 1,736,501
Amortization of intangibles				0	$ 143,696
Useful life (in years)	10 years				10 years
AtlasClear Platform | Pacsquare
INTANGIBLE ASSETS
Threshold period to receive level 1 equities trading platform from signing of agreement					12 months
Purchase price					$ 4,800,000
Payable in cash and in shares of common stock					1,900,000
Payable in cash upon delivery of source code and execution of purchase agreement					100,000
Total Purchase Price					$ 850,000
Market price of public shares (in Dollars per share) | $ / shares					$ 6
Four monthly installments payable					$ 950,000
Number of monthly installments | installment					4
Monthly installments payable					$ 237,500
Payable ratably on module-by-module basis upon delivery and acceptance of each of platform modules					2,700,000
Cash consideration				500,000	125,000
Accrued in accounts payable			$ 85,000	85,000	40,000
Purchase price allocated to Contribution Agreement				$ 1,726,500
Shares issued as purchase consideration for the assets					122,300
Asset acquisition, additional consideration payable					80,000
Accrued payable						$ 165,000
Total carrying value					$ 1,928,800
AtlasClear Platform | Pacsquare | Post Reverse Split
INTANGIBLE ASSETS
Common stock, shares issued | shares			5,600	5,600
Shares issued as purchase consideration for the assets (in shares) | shares					8,333
AtlasClear Platform | Pacsquare | Post-reverse split, Share price at $360
INTANGIBLE ASSETS
Common stock, shares issued | shares			2,361	2,361
Common stock, par value (in dollars per share) | $ / shares			$ 360	$ 360
Shares issued as purchase consideration for the assets				$ 850,000
AtlasClear Platform | Pacsquare | Post-reverse split, Share price at $90
INTANGIBLE ASSETS
Common stock, shares issued | shares			3,239	3,239
Common stock, par value (in dollars per share) | $ / shares			$ 90	$ 90
Shares issued as purchase consideration for the assets				$ 291,500